LOSS PER ORDINARY SHARE	6 Months Ended
Jun. 30, 2026
LOSS PER ORDINARY SHARE
LOSS PER ORDINARY SHARE

NOTE 10: — LOSS PER ORDINARY SHARE

The following tables detail the number of shares and loss used in the computation of basic and diluted loss per share for the six-months ended June 30, 2026 and 2025:

	Number of shares
	For the period of
	six months ended
	June 30,
	2026	2025
	(unaudited)	(unaudited)
Weighted number of ordinary shares(*)	51,681,609	50,084,401

	For the period of
	six months ended
	June 30,
	2026	2025
	(unaudited)	(unaudited)
Loss attributed to holders of ordinary shares	$8,089	$8,777
(*)	The computation of diluted loss per share did not take into account potential ordinary shares (detailed below) due to their anti-dilutive effect:
a.	6,111,014 and 6,476,515 shares underlying equity incentive grants to employees, directors and consultants outstanding as of June 30, 2026 and 2025, respectively, under the Company’s share-based compensation plan.
b.	14,850,000 warrants outstanding as of each of June 30, 2026 and 2025.
c.	99,303 ordinary shares that were issued as part of the acquisition of the Luxembourg subsidiary and are subject to certain restrictions, which were retained for customary holdbacks and net working capital adjustment.